Subsequent Events (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 24, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2018	Jun. 30, 2017
Number of options granted during period		2,180,000
Exercise price of options		$ 3.21	$ 4.25
Consulting fees		$ 1,870,829	$ 2,334,212
Repayments of convertible notes payable		$ 863,302	$ 330,176
Consultant [Member]
Warrant term		5 years	5 years	5 years	5 years
Warrants to purchase common stock		75,000	25,000	35,000	20,000
Exercise price per share		$ 2.00	$ 4.00	$ 4.00	$ 4.50
Subsequent Event [Member] | Board of Directors [Member]
Number of options granted during period	4,631,700
Exercise price of options	$ 0.75
Exercise price of options, minimum	1.00
Exercise price of options, maximum	$ 4.70
Subsequent Event [Member] | Lenders [Member]
Aggragate principal amount	$ 619,391
Accrued interest	$ 24,509
Debt instrument principal conversion share	1,928,400
Subsequent Event [Member] | Lenders [Member] | Minimum [Member]
Shares issued price per share	$ 0.28
Subsequent Event [Member] | Lenders [Member] | Maximum [Member]
Shares issued price per share	$ 0.42
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Aggregate principal amount of convertible notes payable	$ 2,205,000
Proceeds from issuance of convertible notes	2,048,918
Accrued interest	55,169
Repayments of convertible notes payable	1,065,000
Aggregate principal on prepayment premiums	$ 134,636
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Minimum [Member]
Convertible notes bear interest rate	8.00%
Debt maturity date	Jul. 31, 2019
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Maximum [Member]
Convertible notes bear interest rate	12.00%
Debt maturity date	Mar. 31, 2020
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Consultant [Member]
Warrant term	5 years
Exercise price per share	$ 0.80
Aggregate principal amount of convertible notes payable	$ 450,000
Convertible notes bear interest rate	15.00%
Debt maturity date	Aug. 31, 2019
Debt instrument conversion price	$ 0.60
Percentage on prepayment premium	25.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Lenders [Member]
Warrant term	5 years
Exercise price per share	$ 0.80
Aggregate principal amount of convertible notes payable	$ 575,000
Convertible notes bear interest rate	15.00%
Debt maturity date	Jul. 31, 2019
Debt instrument conversion price	$ 0.60
Proceeds from issuance of convertible notes	$ 575,000
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Lender Two [Member]
Aggregate principal amount of convertible notes payable	148,014
Accretion interest	23,014
Subsequent Event [Member] | Convertible Promissory Notes One [Member]
Aggregate principal amount of convertible notes payable	805,000
Subsequent Event [Member] | Convertible Promissory Notes Two [Member]
Aggregate principal amount of convertible notes payable	$ 170,000
Debt instrument conversion price	$ 0.25
Subsequent Event [Member] | Convertible Promissory Notes Two [Member] | Minimum [Member]
Debt instrument conversion rate	58.00%
Subsequent Event [Member] | Convertible Promissory Notes Three [Member]
Aggregate principal amount of convertible notes payable	$ 1,230,000
Subsequent Event [Member] | Convertible Promissory Notes Three [Member] | Minimum [Member]
Debt instrument conversion price	$ 1.00
Subsequent Event [Member] | Convertible Promissory Notes Three [Member] | Maximum [Member]
Debt instrument conversion price	$ 2.00
Debt instrument conversion rate	58.00%
Subsequent Event [Member] | Convertible Promissory Notes [Member] | Lenders [Member]
Warrant term	5 years
Warrants to purchase common stock	40,000
Exercise price per share	$ 1.00
Subsequent Event [Member] | New Convertible Promissory Notes [Member]
Aggregate principal amount of convertible notes payable	$ 148,014
Convertible notes bear interest rate	12.00%
Debt maturity date	Mar. 31, 2020
Subsequent Event [Member] | Promissory Notes [Member]
Aggregate principal amount of convertible notes payable	$ 30,000
Debt maturity term	December 2018 to December 2019
Subsequent Event [Member] | Promissory Notes [Member] | Lenders [Member]
Aggregate principal amount of convertible notes payable	$ 125,000
Debt maturity term	January 2019 to December 2019
Common stock issued in connection with debt issuance	10,000
Subsequent Event [Member] | Common Stock and Warrant Offering [Member]
Warrants to purchase common stock	1,000,000
Gross proceeds from issuance of stock	$ 600,000
Consulting Agreement [Member] | Subsequent Event [Member]
Warrant term	5 years
Warrants to purchase common stock	100,000
Exercise price per share	$ 1.00
Warrant extended date, description	previously expired consulting agreement from January 2019 to December 2019
Settlement Agreement [Member] | Subsequent Event [Member]
Consulting fees	$ 46,500
Stock issued in exchange of consulting fees	10,000
Payment of consulting fees	$ 10,000
Five-Year Immediately Vested [Member] | Subsequent Event [Member] | Common Stock and Warrant Offering [Member]
Warrant term	5 years
Warrants to purchase common stock	500,000
Exercise price per share	$ 0.85
One-Year Immediately Vested [Member] | Subsequent Event [Member] | Common Stock and Warrant Offering [Member]
Warrant term	1 year
Warrants to purchase common stock	500,000
Exercise price per share	$ 0.70
First Ninety Day [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member] | Lenders [Member]
Percentage on prepayment premium	30.00%
Second Ninety Day [Member] | Subsequent Event [Member] | Convertible Promissory Notes [Member] | Lenders [Member]
Percentage on prepayment premium	35.00%
Certain Scientific Advisory Board Member [Member] | Subsequent Event [Member]
Option expiration term	10 years
Number of options granted during period	70,000
Exercise price of options	$ 1.00
Number of options vested during period	23,334
Certain Scientific Advisory Board Member [Member] | One Year Anniversary [Member] | Subsequent Event [Member]
Number of options expected to be vested	23,333
Certain Scientific Advisory Board Member [Member] | Two Year Anniversary [Member] | Subsequent Event [Member]
Number of options expected to be vested	23,333